Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Intangible assets are composed as follows
(a)	Intangible assets are composed as follows:

	March 31, 2018
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	291,666	(134,293)	157,373
Software licenses	12,529	(2,398)	10,131
Customer relationships	1,981	(246)	1,735
Goodwill (ii)	21,399	—	21,399

	327,575	(136,937)	190,638

	December 31, 2017
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	241,490	(115,665)	125,825
Software licenses	9,510	(2,043)	7,467
Customer relationships	1,981	(91)	1,890
Goodwill (ii)	23,686	—	23,686

	276,667	(117,799)	158,868

(i)	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives, within a range from three to five years.
(ii)	Goodwill provided on the acquisition of the companies R2TECH and BIVA.

(a)	Intangible assets are composed as follows:

	December 31, 2017
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	241,490	(115,665)	125,825
Software licenses	9,510	(2,043)	7,467
Customer relationships	1,981	(91)	1,890
Goodwill (ii)	23,686	—	23,686

	276,667	(117,799)	158,868

	December 31, 2016
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	143,989	(61,858)	82,131
Software licenses	5,393	(1,416)	3,977

	149,382	(63,274)	86,108

(i)	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives, within a range from three to five years.
(ii)	Goodwill provided on the acquisition of the companies R2TECH and BIVA as described in Note 10.

The changes in cost and accumulated amortization were as follows
(b)	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Customer relationships	Goodwill	Total
At December 31, 2017
Cost	241,490	9,510	1,981	23,686	276,667
Accumulated amortization	(115,665)	(2,043)	(91)	—	(117,799)

Net book value	125,825	7,467	1,890	23,686	158,868

At March 31, 2018
Opening balance	125,825	7,467	1,890	23,686	158,868
Cost
Additions	50,176	3,019	—	—	53,195
Others	—	—	—	(2,287)	(2,287)
Amortization
Amortization	(18,628)	(355)	(155)	—	(19,138)

Net book value	157,373	10,131	1,735	21,399	190,638

At March 31, 2018
Cost	291,666	12,529	1,981	21,399	327,575
Accumulated amortization	(134,293)	(2,398)	(246)	—	(136,937)

Net book value	157,373	10,131	1,735	21,399	190,638

(b)	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology (i)	Software licenses	Customer relationships	Goodwill (ii)	Total
At December 31, 2016
Cost	143,989	5,393	—	—	149,382
Accumulated amortization	(61,858)	(1,416)	—	—	(63,274)

Net book value	82,131	3,977	—	—	86,108

At December 31, 2017
Opening balance	82,131	3,977	—	—	86,108
Cost
Additions	97,491	1,210	971	26,184	125,856
Acquisition of subsidiary	10	1,419	—	—	1,429
Transfer	—	1,488	1,010	(2,498)	—
Amortization
Amortization	(53,807)	(627)	(91)	—	(54,526)

Net book value	125,825	7,467	1,890	23,686	158,868

At December 31, 2017
Cost	241,490	9,510	1,981	23,686	276,667
Accumulated amortization	(115,665)	(2,043)	(91)	—	(117,799)

Net book value	125,825	7,467	1,890	23,686	158,868